Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Plan Compensation Expense, Including Cash Award

The table below shows total stock-based plan compensation expense, including the cash award, which was recognized in the consolidated statements of income (in thousands):

	2014	2013	2012
Stock-based compensation plan expense, net of related tax benefits	$8,130	$8,012	$7,396
Stock-based compensation plan related tax benefits	4,983	4,910	4,533

Schedule of Stock Options Activity

The following tables summarize Company stock option plan activity and related information (thousands of options):

	2014		2013		2012
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	52	$27.57	125	$28.13	177	$27.28
Exercised during the year	(16)	24.31	(72)	28.44	(52)	25.25
Forfeited or expired during the year	—	—	(1)	33.07	—	—

Outstanding and exercisable at year end	36	$28.97	52	$27.57	125	$28.13

Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options

The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2014	2013	2012
Outstanding and exercisable	$1,194	$1,473	$1,788
Exercised	451	1,402	928

Summary of Market Prices of Common Stock

	December 31, 2014	December 31, 2013	December 31, 2012
Market value of Southwest Gas stock	$61.81	$55.91	$42.41

Schedule of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding at December 31, 2014 (thousands of options):

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted-average remaining contractual life	Weighted-average exercise price
$25.00 to $26.10	17	0.5 Years	$25.71
$29.08 to $33.07	19	1.5 Years	$31.83

Schedule of Nonvested Performance and Restricted Stock Unit Plans

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2014 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/ Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	323	$39.16	245	$38.00
Granted	77	53.73	83	53.73
Dividends	7		7
Forfeited or expired	—	—	—	—
Vested and issued*	(136)	36.23	(78)	40.87

Nonvested/unissued at December 31, 2014	271	$43.71	257	$41.22

*	Includes shares for retiree payouts and those converted for taxes.